Average Annual Total Returns	Delaware Tax-Free USA Fund Bloomberg Municipal Bond Index 1 year	Delaware Tax-Free USA Fund Bloomberg Municipal Bond Index 5 years	Delaware Tax-Free USA Fund Bloomberg Municipal Bond Index 10 years	Delaware Tax-Free USA Fund Class A 1 year	Delaware Tax-Free USA Fund Class A 5 years	Delaware Tax-Free USA Fund Class A 10 years	Delaware Tax-Free USA Fund Class A After Taxes on Distributions 1 year	Delaware Tax-Free USA Fund Class A After Taxes on Distributions 5 years	Delaware Tax-Free USA Fund Class A After Taxes on Distributions 10 years	Delaware Tax-Free USA Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Tax-Free USA Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Tax-Free USA Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Tax-Free USA Fund Class C 1 year	Delaware Tax-Free USA Fund Class C 5 years	Delaware Tax-Free USA Fund Class C 10 years	Delaware Tax-Free USA Fund Institutional Class 1 year	Delaware Tax-Free USA Fund Institutional Class 5 years	Delaware Tax-Free USA Fund Institutional Class 10 years	Delaware Tax-Free USA Intermediate Fund Bloomberg 3-15 Year Blend Municipal Bond Index 1 year	Delaware Tax-Free USA Intermediate Fund Bloomberg 3-15 Year Blend Municipal Bond Index 5 years	Delaware Tax-Free USA Intermediate Fund Bloomberg 3-15 Year Blend Municipal Bond Index 10 years	Delaware Tax-Free USA Intermediate Fund Class A 1 year	Delaware Tax-Free USA Intermediate Fund Class A 5 years	Delaware Tax-Free USA Intermediate Fund Class A 10 years	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions 1 year	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions 5 years	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions 10 years	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Tax-Free USA Intermediate Fund Class C 1 year	Delaware Tax-Free USA Intermediate Fund Class C 5 years	Delaware Tax-Free USA Intermediate Fund Class C 10 years	Delaware Tax-Free USA Intermediate Fund Institutional Class 1 year	Delaware Tax-Free USA Intermediate Fund Institutional Class 5 years	Delaware Tax-Free USA Intermediate Fund Institutional Class 10 years
Total	5.21%	3.91%	4.63%	3.52%	3.55%	4.73%	3.35%	3.44%	4.67%	3.49%	3.49%	4.52%	6.55%	3.72%	4.43%	8.60%	4.75%	5.48%	5.04%	3.60%	4.12%	2.74%	2.98%	3.56%	2.74%	2.97%	3.56%	2.77%	2.95%	3.44%	3.71%	2.65%	2.96%	5.83%	3.70%	4.00%